Non-Underlying Items (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Non Underlying Items [Abstract]
Summary of detailed information about non underlying items
The
non-underlying
items included in the consolidated income statement are as follows:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Cost related to the Reverse Recapitalization	(84,193)	—	—
Net gain on disposals	964	24,014	40,307
Government grants	172	6,177	3,724
Negative goodwill from acquisition of a subsidiary	—	7,896	—
Gain on debt restructuring	—	7,380	—
Other	—	(261)	(485)

Total non-underlying items	(83,057)	45,206	43,546